Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes in the Consolidated Statement of Comprehensive Income is summarized below:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Current income tax (benefit) expense
Federal (benefit) expense	$(18,238)	$7,289	$(513)
State (benefit) expense	1,122	5,902	2,841
Foreign - UK (benefit) expense	234	—	107
Total current income tax (benefit) expense	$(16,882)	$13,191	$2,435
Deferred income tax (benefit) expense
Federal (benefit) expense	$(111,003)	$202,133	$(169,531)
State (benefit) expense	(9,016)	25,460	(11,863)
Foreign - UK (benefit) expense	(50)	(141)	55
Total deferred income tax (benefit) expense	$(120,069)	$227,452	$(181,339)
Total income tax (benefit) expense	$(136,951)	$240,643	$(178,904)

Schedule of Effective Tax Rates Reconciliation	The effective tax rates and differences between the statutory U.S. federal income tax rate and the effective tax rates are summarized as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Income (loss) before taxation	$(223,952)	$1,000,344	$(799,502)
Income tax benefit (expenses)	136,951	(240,643)	178,904
Effective tax rate	61.2%	24.1%	22.4%

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Expected tax at statutory U.S. federal income tax rate	21.0%	21.0%	21.0%
State income taxes, net of federal tax benefit	3.7%	3.1%	1.2%
Federal credits	41.3%	0.0%	0.0%
Other, net	(4.8%)	0.0%	0.2%
Effective tax rate	61.2%	24.1%	22.4%

Schedule of Net Deferred Income Tax Asset and Effects of Deferred Tax Expense	The table below presents the components of the net deferred tax asset (liability) included in non-current assets (liabilities) as of the periods presented:

	December 31, 2024	December 31, 2023
Deferred tax asset
Asset retirement obligations	$157,035	$103,998
Derivative financial instruments	191,512	153,057
Allowance for doubtful accounts	4,099	4,235
Net operating loss carryover	4,425	686
Federal tax credits carryover	233,969	163,158
163(j) interest expense limitation	41,031	24,324
Total deferred tax asset	$632,071	$449,458
Deferred tax liability
Amortization and depreciation	$(352,059)	$(252,587)
Investment in partnerships	(5,233)	(60,067)
Other	(23,503)	(5,598)
Total deferred tax liability	$(380,795)	$(318,252)
Net deferred tax asset (liability)	$251,276	$131,206
Balance sheet presentation
Deferred tax asset	$259,287	$144,860
Deferred tax liability	(8,011)	(13,654)
Net deferred tax asset (liability)	$251,276	$131,206
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2024:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$103,998	$53,037	$—	$157,035
Allowance for doubtful accounts	4,235	(136)	—	4,099
Net operating loss carryover	686	3,739	—	4,425
Federal tax credits carryover	163,158	70,811	—	233,969
Property, plant, and equipment and natural gas and oil properties	(252,587)	(99,472)	—	(352,059)
Derivative financial instruments	153,057	38,455	—	191,512
Investment in partnerships	(60,067)	54,834	—	(5,233)
163(j) interest expense limitation	24,324	16,707		41,031
Other	(5,598)	(17,906)	1	(23,503)
Total deferred tax asset (liability)	$131,206	$120,069	$1	$251,276
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2023:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$92,393	$11,605	$—	$103,998
Allowance for doubtful accounts	2,378	1,857	—	4,235
Net operating loss carryover	3,865	(3,179)	—	686
Federal tax credits carryover	184,975	(21,817)	—	163,158
Property, plant, and equipment and natural gas and oil properties	(255,440)	2,853	—	(252,587)
Derivative financial instruments	378,918	(225,861)	—	153,057
Investment in partnerships	(82,930)	8,570	14,293	(60,067)
163(j) interest expense limitation	15,573	8,751		24,324
Other	18,934	(10,231)	(14,301)	(5,598)
Total deferred tax asset (liability)	$358,666	$(227,452)	$(8)	$131,206
(a)Amounts primarily relate to a deferred taxes reclass for comparative purposes.
The Group reported the effects of deferred tax expense as of and for the year ended December 31, 2022:

	Opening Balance	Consolidated Statement of Comprehensive Income	Other(a)	Closing Balance
Asset retirement obligations	$114,182	$(21,789)	$—	$92,393
Allowance for doubtful accounts	1,734	644	—	2,378
Net operating loss carryover	562	3,360	(57)	3,865
Federal tax credits carryover	183,460	1,515	—	184,975
Property, plant, and equipment and natural gas and oil properties	(266,987)	11,360	187	(255,440)
Derivative financial instruments	202,802	176,116	—	378,918
Investment in partnerships	(72,105)	(11,068)	243	(82,930)
163(j) interest expense limitation	—	15,573	—	15,573
Other	13,306	5,628	—	18,934
Total deferred tax asset (liability)	$176,954	$181,339	$373	$358,666
(a)Amounts primarily relate to deferred taxes acquired as part of acquisition purchase accounting.